Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Material income [abstract]
Income from operating leases	¥ 34,426	¥ 40,588	¥ 235,044
Income related to disposal of assets leased	1,233	2,744	112,344
Income related to IT solution services	12,836	19,880	33,828
Gains on disposal of property, plant and equipment, and other intangible assets	3,035	1,862	541
Reversal of impairment losses of investments in associates and joint ventures	9,930		2,402
Gains on step acquisition of subsidiaries	405	22,040
Others	76,358	68,768	121,507
Total other income	¥ 138,223	¥ 155,631	¥ 505,666